Other Non-Current Assets (Details) - USD ($)	Jun. 30, 2023	Apr. 09, 2023	Dec. 31, 2022
Other Non-Current Assets [Line Items]
Prepayment for brand authorization	$ 4,600,000
Total cash consideration		$ 4,000,000	$ 4,600,000